EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") on behalf of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) (1933 Act File No. 333-166932) certifies (a) that the forms of Prospectus and Statement of Additional Information dated August 25, 2010 used with respect to the Fund, do not differ materially from those contained in Post Effective Amendment No. 161 (“Amendment No. 161”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 161 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000859) on August 25, 2010.

EATONVANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: August 26, 2010